Employee benefits - Contributions (Details 7) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Contributions
Expense of defined contribution plans	$ 218	$ 236	$ 243
Defined pension benefits
Contributions
Total contributions to defined benefit pension and other postretirement benefit plans	243	308
Of which, discretionary contributions to defined benefit pension plans	31	75
Contributions by employer, noncash	22	25	$ 160
Estimated contribution by employer, next fiscal year	252
Estimated discretionary contributions by employer, next fiscal year	15
Expected future cash flows in respect of pension and other postretirement benefit plans
2016	641
2017	604
2018	604
2019	595
2020	583
Years 2021-2025	2,822
Other postretirement benefits
Contributions
Total contributions to defined benefit pension and other postretirement benefit plans	15	$ 14
Estimated discretionary contributions by employer, next fiscal year	15
Expected future cash flows in respect of pension and other postretirement benefit plans
2016	15
2017	15
2018	14
2019	14
2020	14
Years 2021-2025	$ 63